Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Old Westbury Funds, Inc.
Entity Central Index Key	0000909994
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004836
Shareholder Report [Line Items]
Fund Name	All Cap Core Fund
Class Name	All Cap Core Fund
Trading Symbol	OWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[1]
AssetsNet	$ 3,081,553,026
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$3,081,553,026 # of Portfolio Holdings95 Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 4/30/2025

Information Technology	26.9%
Financial Services	12.4%
Health Care	12.4%
Industrials	10.9%
Communication Services	9.2%
Consumer Discretionary	7.9%
Consumer Staples	5.5%
Banks	4.0%
Other Sectors	8.2%
Other Assets and Liabilities	2.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Microsoft Corp.	5.8%
Apple, Inc.	4.6%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.4%
Visa, Inc.	3.0%
Meta Platforms, Inc.	2.8%
JP Morgan Chase & Co.	2.3%
UnitedHealth Group, Inc.	1.8%
Costco Wholesale Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000206042
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	California Municipal Bond Fund
Trading Symbol	OWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[2]
AssetsNet	$ 352,158,947
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$352,158,947 # of Portfolio Holdings95 Portfolio Turnover Rate10%
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 4/30/2025

California	95.3%
Other Assets and Liabilities	4.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

San Francisco City & County Airport Current Refunding Revenue Bonds	9.3%
State of California Current Refunding GO	7.9%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds	5.3%
City of San Francisco Public Utilities Commission Water Revenue Bonds	5.0%
State of California Water Utility Improvements GO	4.5%
Los Angeles Community College District University & College Improvements GO	4.2%
Los Angeles Department of Water & Power Water System Revenue Bonds	3.5%
California Educational Facilities Authority University & College Improvements Revenue Bonds	3.3%
University of California Current Refunding Revenue Bonds	3.2%
County of Santa Clara GO	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000221944
Shareholder Report [Line Items]
Fund Name	Credit Income Fund
Class Name	Credit Income Fund
Trading Symbol	OWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 2,295,422,529
Holdings Count | Holding	757
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$2,295,422,529 # of Portfolio Holdings757 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 4/30/2025

U.S. Government Agencies and Securities	32.0%
Non-Agency Mortgage-Backed Securities	22.5%
Exchange-Traded Funds	19.2%
Asset-Backed Securities	15.3%
Corporate Bonds	5.4%
Preferred Stocks	0.2%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.2%
Other Assets and Liabilities	5.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

U.S. Treasury Bonds	25.5%
iShares JP Morgan USD Emerging Markets Bond ETF	8.1%
U.S. Treasury Notes	6.5%
iShares MBS ETF	5.7%
Ajax Mortgage Loan Trust	4.1%
SPDR Bloomberg Convertible Securities ETF	3.8%
Barclays Mortgage Loan Trust	3.4%
Countrywide Alternative Loan Trust	1.7%
Invesco Preferred ETF	1.7%
Velocity Commercial Capital Loan Trust	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004833
Shareholder Report [Line Items]
Fund Name	Fixed Income Fund
Class Name	Fixed Income Fund
Trading Symbol	OWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[4]
AssetsNet	$ 1,482,517,254
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$1,482,517,254 # of Portfolio Holdings156 Portfolio Turnover Rate49%
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 4/30/2025

U.S. Government Agencies and Securities	63.8%
Corporate Bonds	27.0%
Asset-Backed Securities	7.6%
Other Assets and Liabilities	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

U.S. Treasury Notes	57.3%
U.S. Treasury Bonds	2.8%
U.S. Treasury Inflation Indexed Notes	2.5%
JP Morgan Chase & Co.	0.9%
U.S. Treasury Bills	0.8%
Bank of America Corp.	0.7%
Capital One Financial Corp.	0.5%
CarMax Auto Owner Trust	0.5%
Fiserv, Inc.	0.5%
PayPal Holdings, Inc.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004835
Shareholder Report [Line Items]
Fund Name	Large Cap Strategies Fund
Class Name	Large Cap Strategies Fund
Trading Symbol	OWLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[5]
AssetsNet	$ 23,031,555,037
Holdings Count | Holding	609
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$23,031,555,037 # of Portfolio Holdings609 Portfolio Turnover Rate26%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 4/30/2025

Information Technology	23.0%
Industrials	10.9%
Consumer Discretionary	10.8%
Health Care	8.8%
Banks	8.1%
Communication Services	8.1%
Financial Services	7.8%
Consumer Staples	7.0%
Other Sectors	12.8%
Other Assets and Liabilities	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Microsoft Corp.	4.3%
NVIDIA Corp.	4.1%
Apple, Inc.	3.6%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.8%
JP Morgan Chase & Co.	2.1%
Broadcom, Inc.	1.9%
Meta Platforms, Inc.	1.7%
Berkshire Hathaway, Inc.	1.2%
Costco Wholesale Corp.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004838
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Municipal Bond Fund
Trading Symbol	OWMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[6]
AssetsNet	$ 4,171,791,696
Holdings Count | Holding	534
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$4,171,791,696 # of Portfolio Holdings534 Portfolio Turnover Rate23%
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 4/30/2025

Texas	19.1%
New York	9.3%
California	6.1%
Washington	5.8%
New Jersey	5.4%
Maryland	4.4%
Massachusetts	4.3%
Connecticut	3.8%
Other States	37.8%
Other Assets and Liabilities	4.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

State of Washington School Improvements GO	3.0%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2.2%
State of California Current Refunding GO	1.8%
State of Maryland School Improvements GO	1.5%
Board of Regents of the University of Texas System Refunding Revenue Bonds	1.4%
City of New York Public Improvements GO	1.4%
Texas State University System University & College Improvements Revenue Bonds	1.3%
Cypress-Fairbanks Independent School District Current Refunding GO	1.3%
New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds	1.3%
Texas Tech University System University & College Improvements Revenue Bonds	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000206043
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	New York Municipal Bond Fund
Trading Symbol	OWNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[7]
AssetsNet	$ 590,133,061
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$590,133,061 # of Portfolio Holdings157 Portfolio Turnover Rate9%
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 4/30/2025

New York	92.3%
Other Assets and Liabilities	7.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

County of Westchester Recreation Facilities Improvements GO	8.1%
Utility Debt Securitization Authority Refunding Revenue Bonds	5.7%
New York State Dormitory Authority University & College Improvements Revenue Bonds	5.4%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	4.4%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	4.4%
New York City Transitional Finance Authority Public Improvements Revenue Bonds	4.0%
Long Island Power Authority Current Refunding Revenue Bonds	4.0%
New York Power Authority Electric Light & Power Improvements Revenue Bonds	3.6%
Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds	3.2%
City of New York Current Refunding GO	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000248048
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Short-Term Bond Fund
Trading Symbol	OWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[8]
AssetsNet	$ 93,730,389
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$93,730,389 # of Portfolio Holdings119 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 4/30/2025

U.S. Government Agencies and Securities	55.9%
Corporate Bonds	34.2%
Asset-Backed Securities	8.3%
Other Assets and Liabilities	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

U.S. Treasury Notes	53.4%
U.S. Treasury Bills	2.5%
PayPal Holdings, Inc.	1.1%
Duke Energy Progress LLC	1.1%
Advanced Micro Devices, Inc.	1.1%
Microchip Technology, Inc.	1.1%
Kubota Credit Owner Trust	1.1%
Uber Technologies, Inc.	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.0%
Sumitomo Mitsui Financial Group, Inc.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004834
Shareholder Report [Line Items]
Fund Name	Small & Mid Cap Strategies Fund
Class Name	Small & Mid Cap Strategies Fund
Trading Symbol	OWSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[9]
AssetsNet	$ 8,162,046,221
Holdings Count | Holding	2,163
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$8,162,046,221 # of Portfolio Holdings2,163 Portfolio Turnover Rate36%
Holdings [Text Block]

Country Weightings (as a % of Net Assets) as of 4/30/2025

United States	41.4%
Japan	10.9%
China	5.0%
United Kingdom	4.9%
Australia	2.6%
France	2.3%
Italy	2.0%
Other Countries	21.1%
Other Assets and Liabilities	9.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Utilities Select Sector SPDR Fund	3.9%
VanEck Junior Gold Miners ETF	2.2%
SPDR S&P Biotech ETF	0.8%
BJ's Wholesale Club Holdings, Inc.	0.8%
Dollarama, Inc.	0.7%
MSA Safety, Inc.	0.6%
US Foods Holding Corp.	0.6%
Nasdaq, Inc.	0.6%
STERIS Plc	0.6%
Tradeweb Markets, Inc.	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000257451
Shareholder Report [Line Items]
Fund Name	Total Equity Fund
Class Name	Total Equity Fund
Trading Symbol	OWTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Total Equity Fund (the "Fund") for the period of February 28, 2025, the Fund's inception, to April 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Total Equity Fund	$16Footnote Reference^	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote^	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 16	[10]
Expense Ratio, Percent	0.98%	[11]
AssetsNet	$ 635,019,953
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2025

Total Net Assets$635,019,953 # of Portfolio Holdings466 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 4/30/2025

Information Technology	22.0%
Industrials	12.3%
Consumer Discretionary	9.7%
Health Care	9.3%
Financial Services	8.4%
Communication Services	7.6%
Banks	7.1%
Consumer Staples	6.9%
Other Sectors	12.0%
Other Assets and Liabilities	4.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Microsoft Corp.	4.0%
NVIDIA Corp.	3.3%
Apple, Inc.	3.3%
Amazon.com, Inc.	2.6%
Alphabet, Inc.	2.5%
JP Morgan Chase & Co.	1.8%
Meta Platforms, Inc.	1.8%
Visa, Inc.	1.4%
Broadcom, Inc.	1.3%
Costco Wholesale Corp.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[11]	Annualized